Acquisitions and divestitures - (Details 1) $ in Millions	Jun. 30, 2026 USD ($)
Assets
Inventories	$ 27
Total assets (i)	27
Liabilities
Asset retirement obligations (ii)	151
Leases	4
Employee benefits	26
Total liabilities	$ 181